Average Annual Total Returns - LVIP SSGA Emerging Markets 100 Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	MSCI Emerging Market Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI Emerging Market Index (net dividends) (reflects no deductions for fees, expenses or taxes) 5 years	MSCI Emerging Market Index (net dividends) (reflects no deductions for fees, expenses or taxes) 10 years
Total	2.65%	6.73%	0.33%	2.40%	6.46%	0.08%	18.31%	12.81%	3.63%